SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic net income (loss) per share of common stock (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Redeemable
Numerator:
Allocation of net income, as adjusted		$ (130,164)
Denominator:
Basic weighted average common stock outstanding (in shares)		5,205,217
Basic net income per common stock (in dollars per share)		$ (0.03)
Non-redeemable
Numerator:
Allocation of net income, as adjusted	$ 10,748,033	$ (125,814)
Denominator:
Basic weighted average common stock outstanding (in shares)	15,384,357	5,031,250
Basic net income per common stock (in dollars per share)	$ 0.7	$ (0.03)